Fair Value of Financial Instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Fair Value of Financial Instruments
4.	Fair Value of Financial Instruments

The Company determines fair value on a recurring basis for its liability related to restricted units and recorded amounts for derivative instruments as these instruments are required to be recorded at fair value for each reporting amount. Certain amounts in the Company’s financial statements are measured at fair value on a nonrecurring basis including discounts associated with long-term debt. Fair value is based on quoted market prices, where available. If quoted market prices are not available, fair value is based upon models that use as inputs market-based parameters, including but not limited to forward curves, discount rates, broker quotes, volatilities, and nonperformance risk.

The Company has categorized its fair value measurements into a three-level fair value hierarchy, based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Company’s fair value measurements relating to restricted units are included in Level 3. The Company’s fair value measurements relating to derivative instruments are included in Level 2. Since the adoption of fair value accounting, the Company has not made any changes to its classification of financial instruments in each category.

Items included in Level 3 are valued using internal models that use significant unobservable inputs. Items included in Level 2 are valued using management’s best estimate of fair value corroborated by third-party quotes.

The following assets and liabilities were measured at fair value on a recurring basis during the period (refer to Note 3 for details relating to derivative instruments) (in thousands):

	As of March 31, 2014
		Fair Value Measurements at Reporting Date Using
Description	Carrying Value	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Derivative instruments, at fair value	$5,726	$5,726	$—	$5,726	$—

Total assets	$5,726	$5,726	$—	$5,726	$—

Liabilities:
Derivative instruments, at fair value	$23,987	$23,987	$—	$23,987	$—

Total liabilities	$23,987	$23,987	$—	$23,987	$—

	As of December 31, 2013
		Fair Value Measurements at Reporting Date Using
Description	Carrying Value	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Derivative instruments, at fair value	$4,921	$4,921	$—	$4,921	$—

Total assets	$4,921	$4,921	$—	$4,921	$—

Liabilities:
Restricted units, at fair value	$36,306	$36,306	$—	$—	$36,306
Derivative instruments, at fair value	965	965	—	965	—

Total liabilities	$37,271	$37,271	$—	$965	$36,306

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	2014	2013
Balance as of January 1,	$36,306	$5,667
Total gain or losses:
Included in earnings	—	—
Transfers in and/or out of Level 3	—	—
Repurchase of restricted units	—	(2,267)
Converted to shares of common stock	$(36,306)	$—

Balance as of March 31,	$—	3,400

Gains and losses related to restricted units included in earnings for the period are reported in operating expenses in the statements of consolidated operations.

The carrying value of cash equivalents approximates fair value due to the short maturity of the instruments.

The estimated fair value and carrying amount of long-term debt as reported on the condensed consolidated balance sheets as of March 31, 2014 and December 31, 2013 is shown in the table below (refer to Note 2 for details relating to the borrowing arrangements) (in thousands). The fair value was estimated using Level 3 inputs based on rates reflective of the remaining maturity as well as the Company’s financial position.

Long-Term Debt	As of March 31, 2014		As of December 31, 2013
Description	Carrying Value	Fair Value	Carrying Value	Fair Value
Debentures	$—	$—	$6,890	$12,671
Second Lien Term Loan Facility(1)	293,280	314,743	293,821	315,284
NPI Note(2)	8,286	8,500	8,028	8,028
Senior Secured Revolving Credit Facility	—	—	115,000	115,000
Other	2,361	2,361	3,203	3,203

Total	$303,927	$325,604	$426,942	$454,186

(1)	The Second Lien Term Loan Facility was repaid in full and retired in April 2014.
(2)	The NPI Note was repaid in full in April 2014.

5.	Fair Value of Financial Instruments

The Company determines fair value on a recurring basis for its liability related to restricted units and recorded amounts for derivative instruments as these instruments are required to be recorded at fair value for each reporting amount. Certain amounts in the Company’s financial statements are measured at fair value on a nonrecurring basis including discounts associated with long-term debt. Fair value is based on quoted market prices, where available. If quoted market prices are not available, fair value is based upon models that use as inputs market-based parameters, including but not limited to forward curves, discount rates, broker quotes, volatilities, and nonperformance risk.

The Company has categorized its fair value measurements into a three-level fair value hierarchy, based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Company’s fair value measurements relating to restricted units are included in Level 3. The Company’s fair value measurements relating to derivative instruments are included in Level 2. Since the adoption of fair value accounting, the Company has not made any changes to its classification of financial instruments in each category.

Items included in Level 3 are valued using internal models that use significant unobservable inputs. Items included in Level 2 are valued using management’s best estimate of fair value corroborated by third-party quotes.

The following liabilities were measured at fair value on a recurring basis during the period (refer to Notes 9 and 11 for details relating to the restricted units and derivative instruments) (in thousands):

		Fair Value Measurements at Reporting Date Using
Description	December 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Derivative Instruments, at fair value	$4,921	$—	$4,921	$—

Total assets	$4,921	$—	$4,921	$—

Liabilities:
Restricted units, at fair value	$36,306	$—	$—	$36,306
Derivative Instruments, at fair value	965	—	965	—

Total liabilities	$37,271	$—	$965	$36,306

		Fair Value Measurements at Reporting Date Using
Description	December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities:
Restricted units, at fair value	$5,667	$—	$—	$5,667
Derivative Instruments, at fair value	2,260	—	2,260	—

Total liabilities	$7,927	$—	$2,260	$5,667

Fair Value Measurements Using
Significant Unobservable Inputs (Level 3)
Balance at December 31, 2011	$6,800
Total gain or losses:
Included in earnings	115
Transfers in and/or out of Level 3	—
Repurchase of restricted units	(1,133)
Settlement	(115)

Balance at December 31, 2012	$5,667
Total gain or losses:
Included in earnings	32,906
Transfers in and/or out of Level 3	—
Repurchase of restricted units	(2,267)
Settlement	—

Balance at December 31, 2013	$36,306

Gains and losses related to restricted units included in earnings for the period are reported in operating expenses in the statements of consolidated operations.

The carrying value of cash equivalents approximates fair value due to the short maturity of the instruments.

The estimated fair value of long-term debt on the consolidated balance sheets at December 31, 2013 and 2012 is shown in the table below (refer to Note 4 for details relating to the borrowing arrangements) (in thousands). The fair value was estimated using Level 3 inputs based on rates reflective of the remaining maturity as well as the Company’s financial position.

Description	2013	2012
Long-term debt, at fair value
Debentures	$12,671	$70,220
Wells Fargo Energy Capital Credit Facility	—	70,000
Second Lien Term Loan Facility	315,284	—
NPI Note	8,028	15,282
Senior Secured Revolving Credit Facility	115,000	—
Other	3,203	4,038

Total	$454,186	$159,540